UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  3/31/07

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 46.9%                             Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 4.1%
            42,000  AEP Industries, Inc.*                          $  1,806,000
            15,000  Alliance Resource Partners, L.P.                    568,800
            60,000  Barrick Gold Corporation                          1,713,000
            35,000  Castle (A.M.) & Company                           1,027,600
            15,000  Dow Chemical Company                                687,900
            40,000  Goldcorp, Inc.                                      960,800
            45,650  Methanex Corporation                              1,019,365
            46,000  Newmont Mining Corporation                        1,931,540
            19,000  Nucor Corporation                                 1,237,470
            17,000  PPG Industries, Inc.                              1,195,270
            15,000  RPM International, Inc.                             346,500
            19,500  Terra Nitrogen Company, L.P.                      1,117,935
                                                                   ------------
                                                                     13,612,180
                                                                   ------------

                    CONSUMER, CYCLICAL -- 5.1%
            80,812  Air Methods Corporation*                          1,941,104
           185,000  Interstate Hotels & Resorts*                      1,167,350
            39,000  J.C. Penney Company, Inc.                         3,204,240
            65,000  McDonald's Corporation                            2,928,250
            45,000  Men's Wearhouse, Inc.                             2,117,250
            20,000  Office Depot, Inc.*                                 702,800
            34,950  PACCAR, Inc.                                      2,565,330
            26,000  Steven Madden Ltd.                                  759,200
            43,500  The Buckle, Inc.                                  1,552,950
                                                                   ------------
                                                                     16,938,474
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 7.2
            41,500  Archer-Daniels-Midland Company                    1,523,050
            20,000  CorVel Corporation*                                 605,000
           201,000  EZCORP, Inc. - Class A*                           2,960,730
            48,000  Imperial Sugar Company                            1,609,440
            20,000  Ingles Markets, Inc - CL A                          816,800
           126,000  King Pharmaceuticals, Inc.*                       2,478,420
            24,000  Manpower, Inc.                                    1,770,480
            83,000  Merck & Co., Inc.                                 3,666,110
           108,000  Pfizer, Inc.                                      2,728,080
            20,534  The Andersons, Inc.                                 911,710
            43,000  The Toro Company                                  2,203,320
            55,500  Watson Wyatt Worldwide, Inc.                      2,700,075
                                                                   ------------
                                                                     23,973,215
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 46.9% (Continued)                 Value
-------------------------------------------------------------------------------
                    ENERGY -- 5.1%
             4,500  Apache Corporation                             $    318,150
            41,500  Bolt Technology Corporation*                      1,423,035
            32,940  Chevron Corporation                               2,436,242
             6,000  Cimarex Energy Company                              222,120
            21,000  Devon Energy Corporation                          1,453,620
             8,000  EOG Resources, Inc.                                 570,720
            44,500  Exxon Mobil Corporation                           3,357,525
            36,400  Hess Corporation                                  2,019,108
           105,200  ICO Inc.*                                           645,928
             5,000  Lufkin Industries, Inc.                             280,900
            28,300  Sunoco, Inc.                                      1,993,452
            33,000  Valero Energy Corporation                         2,128,170
                                                                   ------------
                                                                     16,848,970
                                                                   ------------

                    FINANCIAL -- 6.6%
            32,500  AllianceBernstein Holding L.P.                    2,876,250
            46,500  American Financial Group, Inc.                    1,582,860
            48,750  American Physicians Capital, Inc.*                1,953,900
            11,500  Assurant, Inc.                                      616,745
            22,500  Bear Stearns Companies, Inc.                      3,382,875
            42,500  CIT Group, Inc.                                   2,249,100
            28,000  CNA Surety Corporation*                             590,800
             7,000  KeyCorp                                             262,290
            40,000  Knight Capital Group, Inc.*                         633,600
            47,500  Rent-A-Center, Inc.*                              1,329,050
            20,000  SAFECO Corporation                                1,328,600
            54,000  Safety Insurance Group, Inc.                      2,166,480
            82,500  W.R. Berkley Corporation                          2,732,400
                                                                   ------------
                                                                     21,704,950
                                                                   ------------

                    INDUSTRIAL -- 4.7%
            14,000  Cascade Corporation                                 837,340
            62,000  CSX Corporation                                   2,483,100
            21,500  Cummins, Inc.                                     3,111,480
            11,000  Eaton Corporation                                   919,160
            75,000  Metal Management, Inc.                            3,465,000
            29,000  Norfolk Southern Corporation                      1,467,400
            36,200  OMI Corporation                                     972,332
            27,000  Superior Essex, Inc.*                               936,090
            42,000  The Timken Company                                1,273,020
                                                                   ------------
                                                                     15,464,922
                                                                   ------------

                    TECHNOLOGY -- 5.5%
            25,000  Armor Holdings, Inc.*                             1,683,250
            41,000  Arrow Electronics, Inc*                           1,547,750
             6,000  Ceradyne, Inc.*                                     328,440
            35,000  Covansys Corporation*                               863,800
            61,500  Hewlett-Packard Company                           2,468,610

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 46.9% (Continued)                 Value
-------------------------------------------------------------------------------
                    TECHNOLOGY -- 5.5% (Continued)
            20,000  International Business Machines
                      Corporation (IBM)                            $  1,885,200
            41,000  Komag, Inc.*                                      1,341,930
             8,000  MicroStrategy, Inc.*                              1,011,120
            55,500  Northrop Grumman Corporation                      4,119,210
            13,000  WESCO International, Inc.*                          816,140
           119,000  Western Digital Corporation*                      2,000,390
                                                                   ------------
                                                                     18,065,840
                                                                   ------------

                    UTILITIES -- 5.9%
            84,000  AT&T, Inc.                                        3,312,120
            39,500  CenturyTel, Inc.                                  1,785,005
            34,000  Edison International                              1,670,420
            75,800  Energen Corporation                               3,857,462
            52,000  IDACORP, Inc.                                     1,759,680
            25,000  Integrys Energy Group, Inc.                       1,387,750
            43,500  MDU Resources Group, Inc.                         1,250,190
            30,500  Sempra Energy                                     1,860,805
            38,000  TXU Corporation                                   2,435,800
                                                                   ------------
                                                                     19,319,232
                                                                   ------------

                    INTERNATIONAL EQUITY FUNDS -- 2.7%
            14,500  Chile Fund, Inc.                                    254,475
            12,000  Greater China Fund, Inc.                            275,040
            11,000  India Fund, Inc.                                    419,540
           124,000  iShares MSCI Japan Index Fund                     1,811,640
            10,300  iShares MSCI South Africa                         1,249,596
            46,000  iShares MSCI Sweden                               1,546,060
            57,000  iShares MSCI Taiwan Index Fund                      792,870
            55,000  Japan Smaller Capitalization Fund, Inc.             685,850
            51,000  New Ireland Fund, Inc.                            1,829,880
                                                                   ------------
                                                                      8,864,951
                                                                   ------------

                    TOTAL COMMON STOCKS                            $154,792,734
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Par Value  U.S. GOVERNMENT & AGENCY BONDS -- 51.6%            Value
-------------------------------------------------------------------------------
       $ 2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09      $  2,039,288
           550,000  Federal Home Loan Bank, 4.500%, 2/17/10             542,830
         7,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12              7,616,895
        40,000,000  U.S. Treasury Bonds, 4.500%, 2/15/16             39,593,760
        13,000,000  U.S. Treasury Bonds, 5.125%, 5/15/16             13,441,285
        22,200,000  U.S. Treasury Bonds, 5.375%, 2/15/31             23,667,287
         9,000,000  U.S. Treasury Bonds, 4.500%, 2/15/36              8,485,308
        16,500,000  U.S. Treasury Notes, 3.250%, 8/15/07             16,389,780
        21,000,000  U.S. Treasury Notes, 5.500%, 2/15/08             21,100,086
        14,000,000  U.S. Treasury Notes, 3.000%, 2/15/08             13,768,678
         3,000,000  U.S. Treasury Notes, 4.625%, 3/31/08              2,992,032
        18,000,000  U.S. Treasury Notes, 4.000%, 2/15/15             17,256,096
         2,502,480  U.S. Treasury Notes, 3.625%, 4/15/28              3,046,086
                                                                   ------------
                    TOTAL U.S. GOVERNMENT & AGENCY BONDS           $169,939,411
                                                                   ------------

                    CORPORATE BONDS -- 1.0%
       $   500,000  Anheuser-Busch Companies, Inc.,
                      6.000%, 4/15/11                              $    515,099
           500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07          500,782
           500,000  Tennessee Valley Authority, 5.625%, 1/18/11         513,156
         2,000,000  Walmart Stores, 5.250%, 9/1/35                    1,816,685
                                                                   ------------
                    TOTAL CORPORATE BONDS                          $  3,345,722
                                                                   ------------

===============================================================================
         Shares     SHORT TERM INVESTMENTS -- 0.7%                     Value
-------------------------------------------------------------------------------
         2,271,590  First American Treasury Obligations Fund       $  2,271,590
                                                                   ------------
                    TOTAL INVESTMENT SECURITIES -- 100.2%
                    (Amortized Cost $296,306,967)                  $330,349,457

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.2%)                                 (583,467)
                                                                   ------------

                    NET ASSETS -- 100.0%                           $329,765,990
                                                                   ============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 95.3%                             Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 7.4%
            27,500  Alliance Resource Partners, L.P.               $  1,042,800
            93,270  Castle (A.M.) & Company                           2,738,407
           105,600  Compass Minerals International, Inc.              3,527,040
            93,400  Innospec, Inc.                                    5,383,576
            20,000  OM Group, Inc.*                                     893,600
           128,000  Quanex Corporation                                5,420,801
            73,690  Schnitzer Steel Industries, Inc. - Class A        2,960,127
            62,700  Universal Forest Products, Inc.                   3,106,785
                                                                   ------------
                                                                     25,073,136
                                                                   ------------
                    CONGLOMERATE -- 0.5%
           115,200  LSB Industries, Inc.*                             1,793,664
                                                                   ------------

                    CONSUMER, CYCLICAL -- 12.2%
           160,650  Aldila, Inc.                                      2,628,234
           191,215  Barry (R.G.) Corporation*                         1,992,460
           141,200  Bob Evans Farms, Inc.                             5,217,340
            94,350  Brown Shoe Company, Inc.                          3,962,700
            41,373  Champion Industries, Inc.                           341,741
           355,900  Charming Shoppes, Inc.*                           4,608,905
            99,312  Crown Crafts, Inc.*                                 476,698
            80,900  E Com Ventures, Inc.*                             2,240,930
            83,300  Famous Dave's of America, Inc.*                   1,505,231
           586,600  Interstate Hotels & Resorts, Inc.*                3,701,446
            41,300  JAKKS Pacific, Inc.*                                987,070
           194,800  Pinnacle Airlines Corporation*                    3,368,092
            71,500  Steiner Leisure Ltd.*                             3,216,070
           175,200  The Buckle, Inc.                                  6,254,640
            78,460  Zones, Inc.*                                        804,215
                                                                   ------------
                                                                     41,305,772
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 16.4%
           471,975  Central Parking Corporation                      10,468,405
           345,200  DRAXIS Health, Inc.*                              2,236,896
           466,325  First Consulting Group, Inc.*                     4,243,558
           113,000  Franklin Covey Company*                             892,700
           143,700  Imperial Sugar Company                            4,818,261
           242,725  Ingles Markets, Inc. - Class A                    9,912,889
            53,400  Nutraceutical International Corporation*            881,100
           372,700  Spartan Stores, Inc.                              9,988,360
           158,710  Suburban Propane Partners, L.P.                   6,983,240
           213,000  Tupperware Corporation                            5,310,090
                                                                   ------------
                                                                     55,735,499
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 95.3% (Continued)                 Value
-------------------------------------------------------------------------------
                    ENERGY -- 8.7%
            80,400  Bolt Technology Corporation*                   $  2,756,916
           133,245  Copano Energy LLC                                 9,124,618
            60,000  Lufkin Industries, Inc.                           3,370,800
           439,200  Matrix Service Company*                           8,885,016
           400,000  VAALCO Energy, Inc.*                              2,072,000
            75,000  W-H Energy Services, Inc.*                        3,505,500
                                                                   ------------
                                                                     29,714,850
                                                                   ------------

                    FINANCIAL -- 17.2%
            75,600  American Physicians Capital, Inc.*                3,030,048
           188,050  ASTA Funding, Inc.                                8,119,999
           236,100  CNA Surety Corporation*                           4,981,710
           192,100  FelCor Lodging Trust, Inc.                        4,988,837
           147,750  FPIC Insurance Group, Inc.*                       6,599,993
           272,770  LTC Properties, Inc.                              7,067,471
           122,700  Max Re Capital Ltd.                               3,126,396
           432,325  MCG Capital Corporation                           8,110,417
            75,300  Mercer Insurance Group, Inc.                      1,497,717
           158,500  MicroFinancial, Inc.                                821,030
           117,525  NYMAGIC, Inc.                                     4,800,896
            38,250  The Midland Company                               1,622,565
           119,400  United America Indemnity Ltd.*                    2,770,080
            76,500  UTEK Corporation                                  1,009,800
                                                                   ------------
                                                                     58,546,959
                                                                   ------------

                    INDUSTRIAL -- 13.2%
           112,900  Cascade Corporation                               6,752,549
            50,800  Chase Corporation                                 1,651,508
            44,200  Commercial Vehicle Group, Inc.*                     910,520
           158,900  GenTek, Inc.*                                     5,412,134
            52,600  Metal Management, Inc.                            2,430,120
           174,200  NN, Inc.                                          2,175,758
           188,700  North American Galvanizing & Coatings, Inc.*        966,144
           283,500  OMI Corporation                                   7,614,810
            20,300  Pope Resources Limited Partnership                  814,436
           152,232  PW Eagle, Inc.                                    5,029,745
           212,430  Superior Essex, Inc.*                             7,364,948
            75,600  The Eastern Company                               2,054,808
            17,200  Twin Disc, Inc.                                     734,440
            22,100  VSE Corporation                                     909,636
                                                                   ------------
                                                                     44,821,556
                                                                   ------------

                    TECHNOLOGY -- 8.1%
           107,600  American Technical Ceramics Corporation*          1,494,564
           233,600  Avici Systems, Inc.*                              2,667,712
           985,200  BroadVision, Inc.*                                2,650,188

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 95.3% (Continued)                 Value
-------------------------------------------------------------------------------
                    TECHNOLOGY -- 8.1% (Continued)
            64,810  CryptoLogic, Inc.                              $  1,620,250
           310,300  Datalink Corporation*                             2,429,649
            67,000  Ducommun, Inc.*                                   1,723,910
            87,270  EPIQ Systems, Inc.*                               1,778,563
            70,100  Hurco Companies, Inc.*                            3,003,785
           263,910  LTX Corporation*                                  1,615,129
            41,900  Teledyne Technologies, Inc.*                      1,568,736
           147,600  Trio-Tech International                           2,051,640
           224,600  United Online, Inc.                               3,151,138
            52,100  Universal Security Instruments, Inc.*             1,789,635
                                                                   ------------
                                                                     27,544,899
                                                                   ------------

                    UTILITIES -- 11.6%
           352,200  Alaska Communications Systems Group, Inc.         5,194,950
            31,800  Atlantic Tele-Network, Inc.                         830,934
           279,400  Avista Corporation                                6,769,862
           302,950  El Paso Electric Company*                         7,982,732
           281,800  General Communication, Inc. - Class A*            3,945,200
           180,760  South Jersey Industries, Inc.                     6,877,918
           200,470  Southwest Gas Corporation                         7,792,269
                                                                   ------------
                                                                     39,393,865
                                                                   ------------

                    TOTAL COMMON STOCKS                            $323,930,200
                                                                   ------------

===============================================================================
         Shares     SHORT TERM INVESTMENTS -- 5.2%                     Value
-------------------------------------------------------------------------------
        17,562,651  First American Treasury Obligations Fund       $ 17,562,651
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 100.5%
                      (Cost $312,588,926)                          $341,492,851

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.5%)                               (1,652,384)
                                                                   ------------

                    NET ASSETS -- 100.0%                           $339,840,467
                                                                   ============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 73.4%                             Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 4.4%
            15,000  Dow Chemical Company                           $    687,900
            41,400  Methanex Corporation                                924,462
            15,000  Terra Nitrogen Company, L.P.                        859,950
                                                                   ------------
                                                                      2,472,312
                                                                   ------------

                    CONSUMER, CYCLICAL -- 12.0%
            26,000  Darden Restaurants, Inc.                          1,070,940
            18,000  J.C. Penney Company, Inc.                         1,478,880
            23,400  Office Depot, Inc.*                                 822,276
            22,425  PACCAR, Inc.                                      1,645,995
            48,000  The Buckle, Inc.                                  1,713,600
                                                                   ------------
                                                                      6,731,691
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 9.5%
            54,000  EZCORP, Inc. - Class A*                             795,420
            15,000  Imperial Sugar Company                              502,950
            40,000  King Pharmaceuticals, Inc.*                         786,800
            21,900  Merck & Co., Inc.                                   967,323
            40,000  Pfizer, Inc.                                      1,010,400
            23,900  The Toro Company                                  1,224,636
                                                                   ------------
                                                                      5,287,529
                                                                   ------------

                    ENERGY -- 9.8%
            15,000  Bolt Technology Corporation*                        514,350
            15,000  Devon Energy Corporation                          1,038,300
            19,000  Exxon Mobil Corporation                           1,433,550
            40,000  Matrix Service Company*                             809,200
             7,000  Tesoro Corporation                                  703,010
            15,000  Valero Energy Corporation                           967,350
                                                                   ------------
                                                                      5,465,760
                                                                   ------------
                    FINANCIAL -- 11.0%
            45,000  Berkley (W.R.) Corporation                        1,490,400
            20,600  CIT Group, Inc.                                   1,090,152
            40,000  CNA Surety Corporation*                             844,000
             5,650  Hospitality Properties Trust                        264,420
            22,600  KeyCorp                                             846,822
             5,000  The Bear Stearns Companies, Inc.                    751,750
             4,000  The Goldman Sachs Group, Inc.                       826,520
                                                                   ------------
                                                                      6,114,064
                                                                   ------------

                    INDUSTRIAL -- 6.3%
            20,000  CSX Corporation                                     801,000
             7,000  Cummins, Inc.                                     1,013,040
             5,000  Deere & Company                                     543,200

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 73.4% (Continued)                 Value
-------------------------------------------------------------------------------
                    INDUSTRIAL -- 6.3% (Continued)
            10,000  Metal Management, Inc.                         $    462,000
            13,550  Norfolk Southern Corporation                        685,630
                                                                   ------------
                                                                      3,504,870
                                                                   ------------

                    TECHNOLOGY -- 8.8%
            16,000  Arrow Electronics, Inc.*                            604,000
            25,000  Hewlett-Packard Company                           1,003,500
            10,000  Hurco Companies, Inc.*                              428,500
             6,700  International Business Machines
                      Corporation (IBM)                                 631,542
            15,600  Northrop Grumman Corporation                      1,157,832
             6,000  Precision Castparts Corporation                     624,300
             7,500  WESCO International, Inc.*                          470,850
                                                                   ------------
                                                                      4,920,524
                                                                   ------------

                    UTILITIES -- 8.7%
            30,000  CenturyTel, Inc.                                  1,355,700
            31,200  MDU Resources Group, Inc.                           896,688
            20,000  Sempra Energy                                     1,220,200
            21,900  TXU Corporation                                   1,403,790
                                                                   ------------
                                                                      4,876,378
                                                                   ------------

                    INTERNATIONAL EQUITY FUNDS -- 2.9%
             5,000  iShares FTSE/Xinhua China 25 Index Fund             511,500
            40,000  iShares MSCI Japan Index Fund                       584,400
            15,000  iShares MSCI Sweden Index Fund                      504,150
                                                                   ------------
                                                                      1,600,050
                                                                   ------------

                    TOTAL COMMON STOCKS                            $ 40,973,178
                                                                   ------------

===============================================================================
         Shares     SHORT TERM INVESTMENTS -- 3.2%                     Value
-------------------------------------------------------------------------------
         1,767,980  First American Treasury Obligations Fund       $  1,767,980
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 76.6%
                    (Cost $33,708,112)                             $ 42,741,158

                    SEGREGATED CASH WITH BROKERS -- 93.1%            51,970,377

                    SECURITIES SOLD SHORT -- (69.2%)
                      (Proceeds $40,552,203)                        (38,633,750)
                                                                   ------------

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.5%)                                 (281,007)

                    NET ASSETS -- 100.0%                           $ 55,796,778
                                                                   ============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 69.2%                             Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 3.4%
            41,900  Apex Silver Mines Ltd.*                        $    540,929
            32,000  Bowater, Inc.                                       762,240
            24,220  Massey Energy Company                               581,038
                                                                   ------------
                                                                      1,884,207
                                                                   ------------

                    CONSUMER, CYCLICAL -- 9.9%
            34,580  AFC Enterprises, Inc.                               693,329
            90,000  AirTran Holdings, Inc.*                             924,300
            25,000  Amazon.com, Inc.                                    994,750
            67,650  Fleetwood Enterprises, Inc.*                        535,112
            90,000  Ford Motor Company                                  710,100
            78,650  Pier 1 Imports, Inc.*                               543,471
            29,590  Triarc Companies, Inc.                              554,221
            34,950  Warner Music Group Corporation                      596,247
                                                                   ------------
                                                                      5,551,530
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 13.1%
            71,480  BearingPoint, Inc.                                  547,537
           100,000  Cumulus Media, Inc. - Class A*                      938,000
            61,300  CV Therapeutics, Inc.                               482,431
            79,350  Keryx Biopharmaceuticals, Inc.                      834,762
            37,800  Mannkind Corporation*                               540,540
            22,400  Matria Healthcare, Inc.*                            590,464
            15,070  MedImmune, Inc.                                     548,397
            49,650  Nektar Therapeutics                                 648,429
            31,250  Overstock.com, Inc.*                                518,750
            15,950  Sirona Dental Systems, Inc.*                        549,637
            11,500  Tejon Ranch Company*                                543,950
            87,260  Tenet Healthcare Corporation*                       561,082
                                                                   ------------
                                                                      7,303,979
                                                                   ------------

                    ENERGY -- 9.4%
            20,000  ATP Oil & Gas Corporation*                          752,000
            30,300  Cheniere Energy, Inc.                               943,845
            45,000  Delta Petroleum Corporation                       1,033,200
            53,800  Evergreen Solar, Inc.*                              524,550
            48,160  FX Energy, Inc.                                     365,053
            11,000  Suncor Energy, Inc.                                 839,850
            15,000  Ultra Petroleum Corporation*                        796,950
                                                                   ------------
                                                                      5,255,448
                                                                   ------------

                    FINANCIAL -- 13.2%
           130,000  BankAtlantic Bancorp, Inc.                        1,424,800
            29,246  BankFinancial Corporation                           475,833
            46,100  Brookline Bancorp, Inc.                             584,087

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 69.2%(Continued)                  Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 13.2% (Continued)
            41,680  Hudson City Bancorp, Inc.                      $    570,182
            38,750  Investors Bancorp, Inc.*                            559,550
            71,750  LaBranche & Company, Inc.*                          585,480
            52,000  Midwest Banc Holdings, Inc.                         920,920
            35,050  NewAlliance Bancshares, Inc.                        568,160
            14,000  The St. Joe Company                                 732,340
           100,000  TrustCo Bank Corporation NY                         958,000
                                                                   ------------
                                                                      7,379,352
                                                                   ------------

                    INDUSTRIAL -- 5.2%
            42,110  American Superconductor Corporation                 567,222
            17,000  Energy Conversion Devices, Inc.                     593,980
            20,000  ESCO Technologies, Inc.                             896,400
            38,000  Tecumseh Products Company - Class A                 382,660
            15,020  The Shaw Group, Inc.*                               469,675
                                                                   ------------
                                                                      2,909,937
                                                                   ------------

                    TECHNOLOGY -- 12.2%
            50,000  3D Systems Corporation                            1,095,500
            19,950  Affymetrix, Inc.                                    599,896
            14,630  American Tower Corporation - Class A*               569,838
            61,000  AudioCodes Ltd.                                     412,360
            35,000  Cyberonics, Inc.                                    657,300
            83,970  Diversa Corporation                                 655,806
            60,000  Momenta Pharmaceutical, Inc.                        777,600
            73,350  O2Micro International Ltd. - ADR                    579,465
            80,750  Opsware, Inc.*                                      585,437
            14,020  Rambus, Inc.                                        297,926
            20,050  Riverbed Technology, Inc.*                          554,182
                                                                   ------------
                                                                      6,785,310
                                                                   ------------

                    UTILITIES -- 2.8%
            20,410  Crosstex Energy, Inc.                               586,787
            20,000  Ormat Technologies, Inc.                            839,200
            40,000  Vonage Holdings Corporation*                        138,000
                                                                   ------------
                                                                      1,563,987
                                                                   ------------

                    TOTAL COMMON STOCKS SOLD SHORT (Proceeds
                      $40,552,203)                                 $ 38,633,750
                                                                   ------------

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 100.3%                            Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 5.0%
            12,510  Alliance Resource Partners, L.P.               $    474,379
             8,270  PPG Industries, Inc.                                581,464
             7,965  Schnitzer Steel Industries, Inc. - Class A          319,954
                                                                   ------------
                                                                      1,375,797
                                                                   ------------

                    CONGLOMERATE -- 0.5%
             9,600  LSB Industries, Inc.*                               149,472
                                                                   ------------

                    CONSUMER, CYCLICAL -- 15.9%
             9,737  Barry (R.G.) Corporation*                           101,460
            10,435  Crown Crafts, Inc.*                                  50,088
            19,400  Darden Restaurants, Inc.                            799,086
             3,900  Dillard's, Inc.                                     127,647
             5,060  E Com Ventures, Inc.*                               140,162
             6,870  Famous Dave's of America, Inc.*                     124,141
             9,120  J.C. Penney Company, Inc.                           749,299
            10,400  McDonald's Corporation                              468,520
            13,635  PACCAR, Inc.                                      1,000,809
            20,456  The Buckle, Inc.                                    730,279
             5,709  Zones, Inc.*                                         58,517
                                                                   ------------
                                                                      4,350,008
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 17.7%
            14,715  Archer-Daniels-Midland Company                      540,041
            21,570  DRAXIS Health, Inc.*                                139,774
            55,500  EZCORP, Inc. - Class A*                             817,514
            15,680  Franklin Covey Company*                             123,872
             4,750  Ingles Markets, Inc. - Class A                      193,990
            26,100  King Pharmaceuticals, Inc.*                         513,387
             6,210  Manpower, Inc.                                      458,112
            14,850  Merck & Co., Inc.                                   655,925
            19,710  Pfizer, Inc.                                        497,875
             8,000  The Toro Company                                    409,920
            10,000  Watson Wyatt Worldwide, Inc.                        486,500
                                                                   ------------
                                                                      4,836,910
                                                                   ------------

                    ENERGY -- 9.1%
             4,840  Bolt Technology Corporation*                        165,964
             1,750  Copano Energy LLC                                   119,840
             6,300  Exxon Mobil Corporation                             475,335
            22,860  Frontier Oil Corporation                            746,150
             4,760  Hess Corporation                                    264,037
             5,865  Marathon Oil Corporation                            579,638
             6,970  Matrix Service Company*                             141,003
                                                                   ------------
                                                                      2,491,967
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 100.3% (Continued)                Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 15.2%
             5,580  AllianceBernstein Holding L.P.                 $    493,830
            10,665  American Financial Group, Inc.                      363,037
             9,180  American Physicians Capital, Inc.*                  367,934
            12,695  CIT Group, Inc.                                     671,819
            20,250  CNA Surety Corporation*                             427,275
             6,240  Mercer Insurance Group, Inc.                        124,114
             5,440  The Bear Stearns Companies, Inc.                    817,904
             4,440  The Goldman Sachs Group, Inc.                       917,437
                                                                   ------------
                                                                      4,183,350
                                                                   ------------

                    INDUSTRIAL -- 13.4%
            11,160  Cascade Corporation                                 667,480
             4,230  Chase Corporation                                   137,517
             6,880  Cummins, Inc.                                       995,674
             4,200  Deere & Company                                     456,288
             7,830  Eaton Corporation                                   654,275
            10,900  Metal Management, Inc.                              503,580
            10,890  NN, Inc.                                            136,016
             4,730  The Eastern Company                                 128,561
                                                                   ------------
                                                                      3,679,391
                                                                   ------------

                    TECHNOLOGY -- 10.5%
             9,530  American Technical Ceramics Corporation*            132,372
            14,600  Avici Systems, Inc.*                                166,732
            58,140  BroadVision, Inc.*                                  156,397
            54,510  Datalink Corporation*                               426,813
            23,400  Hewlett-Packard Company                             939,275
             6,300  Northrop Grumman Corporation                        467,585
             9,225  Trio-Tech International                             128,228
             4,130  Universal Security Instruments, Inc.*               141,866
             5,219  WESCO International, Inc.*                          327,649
                                                                   ------------
                                                                      2,886,917
                                                                   ------------

                    UTILITIES -- 13.0%
             8,640  American Electric Power Company, Inc.               421,200
            17,200  AT&T, Inc.                                          678,196
            13,310  CenturyTel, Inc.                                    601,479
             7,110  El Paso Electric Company*                           187,349
            10,890  Energen Corporation                                 554,192
             2,650  IDACORP, Inc.                                        89,676
            11,000  MDU Resources Group, Inc.                           316,140
            11,870  Sempra Energy                                       724,188
                                                                   ------------
                                                                      3,572,420
                                                                   ------------

                    TOTAL COMMON STOCKS                            $ 27,526,232
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS(Continued)
===============================================================================
         Shares     COMMON STOCKS -- 100.3% (Continued)                Value
-------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS -- 100.3%
                      (Cost $20,781,445)                           $ 27,526,232

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.3%)                                  (93,979)
                                                                   ------------
                    NET ASSETS -- 100.0%                           $ 27,432,253
                                                                   ============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
===============================================================================
         Shares     COMMON STOCKS -- 96.2%                             Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 8.2%
            3,200   Albermarle Corporation                         $    132,288
            3,800   Commercial Metals Company                           119,130
            3,900   Goldcorp, Inc.                                       93,678
            3,700   Methanex Corporation                                 82,621
                                                                   ------------
                                                                        427,717
                                                                   ------------
                    CONSUMER, CYCLICAL -- 14.8%
            4,300   Charming Shoppes, Inc.*                              55,685
            1,800   Columbia Sportswear Company                         112,158
            1,700   Darden Restaurants, Inc.                             70,023
            3,300   Dillard's, Inc.                                     108,009
            3,500   Dollar Tree Stores, Inc.*                           133,840
            2,500   International Speedway Corporation - Class A*       129,250
            3,350   Men's Wearhouse, Inc.                               157,618
                                                                   ------------
                                                                        766,583
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 14.2%
             7,000  King Pharmaceuticals, Inc.*                         137,690
             1,700  Manpower, Inc.                                      125,409
             1,500  Molson Coors Brewing Company - Class B              141,930
             4,000  Newell Rubbermaid, Inc.                             124,360
             1,700  The Toro Company                                     87,108
             2,500  Watson Wyatt Worldwide, Inc.                        121,625
                                                                   ------------
                                                                        738,122
                                                                   ------------

                    ENERGY -- 13.7%
             2,500  Copano Energy LLC                                   171,200
             5,000  Frontier Oil Corporation                            163,200
             1,200  Questar Corporation                                 107,052
             2,100  Swift Energy Company*                                87,717
             1,000  Tesoro Corporation                                  100,430
             2,100  Whiting Petroleum Corporation*                       82,761
                                                                   ------------
                                                                        712,360
                                                                   ------------

                    FINANCIAL -- 15.6%
             1,150  AllianceBernstein Holding L.P.                      101,775
             3,050  American Financial Group, Inc.                      103,822
             1,800  Assurant, Inc.                                       96,534
             2,000  Hospitality Properties Trust                         93,600
             5,100  Knight Capital Group, Inc.*                          80,784
             3,700  Ohio Casualty Corporation                           110,815
             1,500  SAFECO Corporation                                   99,645
             3,500  W.R. Berkley Corporation                            115,919
                                                                   ------------
                                                                        802,894
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
         Shares     COMMON STOCKS -- 96.2% (Continued)                  Value
-------------------------------------------------------------------------------
                    INDUSTRIAL -- 9.2%
               700  Cummins, Inc.                                  $    101,304
             1,300  GATX Corporation                                     62,140
             1,050  Greif Bros. Corporation                             116,666
             5,500  OMI Corporation                                     147,730
             1,700  The Timken Company                                   51,527
                                                                   ------------
                                                                        479,367
                                                                   ------------

                    TECHNOLOGY -- 8.2%
             2,000  Arrow Electronics, Inc.*                             75,500
             2,100  Ceradyne, Inc.*                                     114,954
             2,000  Teledyne Technologies, Inc.*                         74,880
             1,250  WESCO International, Inc.*                           78,475
             4,900  Western Digital Corporation*                         82,369
                                                                   ------------
                                                                        426,178
                                                                   ------------
                    UTILITIES -- 12.3%
             2,450  Alliant Energy Corporation                          109,809
             2,300  CenturyTel, Inc.                                    103,937
             1,900  Energen Corporation                                  96,691
             2,100  Great Plains Energy, Inc.                            68,145
             2,600  IDACORP, Inc.                                        87,984
             1,100  Integrys Energy Group, Inc.                          61,061
             3,950  MDU Resources Group, Inc.                           113,523
                                                                   ------------
                                                                        641,150
                                                                   ------------

                    TOTAL COMMON STOCKS                            $  4,994,371
                                                                   ------------

===============================================================================
         Shares     SHORT TERM INVESTMENTS -- 3.9%                      Value
-------------------------------------------------------------------------------
           202,280  First American Treasury Obligations Fund       $    202,280
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 100.1%
                      (Cost $4,870,998)                            $  5,196,651

                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS -- (0.1%)                                   (3,807)
                                                                   ------------
                    NET ASSETS -- 100.0%                           $  5,192,844
                                                                   ============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2007 (Unaudited)
================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes single authoritative definition measurements. SFAS No. 157 applies fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2007, the James Balanced:
Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions. As of March 31, 2007, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:
--------------------------------------------------------------------------------

                                                        Gross           Gross       Net Unrealized
                                        Federal       Unrealized      Unrealized     Appreciation
                                        Tax Cost     Appreciation    Depreciation   (Depreciation)
--------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund   $296,306,967   $ 38,570,960   $  (4,528,470)  $  34,042,490
Small Cap Fund                        $312,588,926   $ 39,076,203   $ (10,172,279)  $  28,903,924
Market Neutral Fund                   $ 33,798,718   $ 12,802,828   $  (1,941,936)  $  10,860,892
Equity Fund                           $ 20,781,445   $  6,885,753   $    (140,966)  $   6,744,787
Mid Cap Fund                          $  4,870,998   $    429,393   $    (103,740)  $     325,653
--------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
-------------------------------------
Barry R. James
President

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
-------------------------------------
Barry R. James
President

Date: May 15, 2007

By (Signature and Title)


/s/ Thomas L. Mangan
-------------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date: May 15, 2007